Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other income and expenses
Currency losses	€ (8)	€ 37	€ 26	€ 37
Other	10		10	101
Total other operating expenses	€ 2	€ 37	€ 36	€ 138